Financial instruments and risk management (Details 9) - Level 2 - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	R$ 870,236	R$ 161,013
Net financial assets (liabilities) at fair value	1,062,243	201,576
Derivatives
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	361	3,445
Net financial assets (liabilities) at fair value	361	3,445
Non-Deliverable Forward - NDF
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	(17)	1,321
Net financial assets (liabilities) at fair value	(17)	1,321
Call and put option term
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	403	2,124
Net financial assets (liabilities) at fair value	403	2,124
Interest rate swap
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	(25)	0
Net financial assets (liabilities) at fair value	(25)	0
Non-derivatives
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	870,597	164,458
Net financial assets (liabilities) at fair value	1,062,604	205,021
Lease liabilities
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	81,888	75,228
Net financial assets (liabilities) at fair value	87,662	93,242
Loans and borrowings
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	788,709	89,230
Net financial assets (liabilities) at fair value	R$ 974,942	R$ 111,779